EARNINGS PER SHARE	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
EARNINGS PER SHARE

NOTE 3. EARNINGS PER SHARE

In our computation of diluted EPS, we exclude the potential shares related to nonvested restricted stock awards and units that have an anti-dilutive effect on EPS or that currently have not met performance conditions.

The following table summarizes the components of weighted-average common shares outstanding for both basic and diluted EPS:

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011

Weighted-average common stock shares outstanding (1)	73.9	74.3	77.3
Effect of dilutive restricted stock awards and units and employee stock purchase plan shares (2)	0.8	0.2	—
Weighted-average common stock outstanding – Diluted	74.7	74.5	77.3

  Weighted-average shares of common stock outstanding is net of treasury stock and excludes nonvested restricted stock awards.
  No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011, due to a goodwill impairment charge that resulted in a net loss for the year.

	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Anti-dilutive equity awards not included above	—†	1.1	1.0

†       Represents less than half a million shares.